Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives (Details)	Dec. 31, 2024
Leasehold improvements [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated Useful Life	2 years
Computer equipment [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated Useful Life	4 years
Furniture and fixtures [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated Useful Life	4 years
Motor Vehicles [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated Useful Life	5 years
Software [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated Useful Life	5 years